Condensed Financial Information of the Parent Company (Details) - Schedule of parent company statements of operations and comprehensive income (loss) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of parent company statements of operations and comprehensive income (loss) [Abstract]
EQUITY IN EARNINGS (LOSS) OF SUBSIDIARIES AND VIES	$ (1,288,205)	$ 506,769	$ (447,151)
NET INCOME (LOSS)	(1,288,205)	506,769	(447,151)
FOREIGN CURRENCY TRANSLATION ADJUSTMENTS
COMPREHENSIVE INCOME (LOSS)	$ (1,288,205)	$ 506,769	$ (447,151)